CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Contractual Obligations [Line Items]
Mortgage debt and bank loans	$ 729,500	[1]
Interest payments related to scheduled interest fixing	80,900
Estimated variable interest payments	38,800	[2]
Finance lease liabilities	25,300
Interest element regarding finance lease	5,400
Newbuilding installments	258,000	[3]
Committed scrubber installations	22,600
Other operating leases	6,200	[4]
Trade payables and other obligations	59,300
Total	1,226,000
2019
Contractual Obligations [Line Items]
Mortgage debt and bank loans	92,200	[1]
Interest payments related to scheduled interest fixing	21,900
Estimated variable interest payments	11,200	[2]
Finance lease liabilities	3,200
Interest element regarding finance lease	2,000
Newbuilding installments	232,400	[3]
Committed scrubber installations	22,600
Other operating leases	2,800	[4]
Trade payables and other obligations	59,300
Total	447,600
2020
Contractual Obligations [Line Items]
Mortgage debt and bank loans	87,600	[1]
Interest payments related to scheduled interest fixing	19,400
Estimated variable interest payments	10,500	[2]
Finance lease liabilities	3,400
Interest element regarding finance lease	1,700
Newbuilding installments	25,600	[3]
Committed scrubber installations	0
Other operating leases	1,200	[4]
Trade payables and other obligations	0
Total	149,400
2021
Contractual Obligations [Line Items]
Mortgage debt and bank loans	343,400	[1]
Interest payments related to scheduled interest fixing	16,000
Estimated variable interest payments	8,800	[2]
Finance lease liabilities	3,700
Interest element regarding finance lease	1,400
Newbuilding installments	0	[3]
Committed scrubber installations	0
Other operating leases	900	[4]
Trade payables and other obligations	0
Total	374,200
2022
Contractual Obligations [Line Items]
Mortgage debt and bank loans	96,900	[1]
Interest payments related to scheduled interest fixing	7,700
Estimated variable interest payments	200	[2]
Finance lease liabilities	15,000
Interest element regarding finance lease	300
Newbuilding installments	0	[3]
Committed scrubber installations	0
Other operating leases	900	[4]
Trade payables and other obligations	0
Total	121,000
2023
Contractual Obligations [Line Items]
Mortgage debt and bank loans	10,000	[1]
Interest payments related to scheduled interest fixing	6,200
Estimated variable interest payments	(600)	[2]
Finance lease liabilities	0
Interest element regarding finance lease	0
Newbuilding installments	0	[3]
Committed scrubber installations	0
Other operating leases	400	[4]
Trade payables and other obligations	0
Total	16,000
Thereafter
Contractual Obligations [Line Items]
Mortgage debt and bank loans	99,400	[1]
Interest payments related to scheduled interest fixing	9,700
Estimated variable interest payments	8,700	[2]
Finance lease liabilities	0
Interest element regarding finance lease	0
Newbuilding installments	0	[3]
Committed scrubber installations	0
Other operating leases	0	[4]
Trade payables and other obligations	0
Total	$ 117,800

[1]	The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 5.1m (2017: USD 4.8m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 1.1m (2017: USD 3.5m).
[2]	Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.
[3]	As of 31 December 2018, TORM had nine contracted newbuildings (2017: ten) to be delivered during 2019-2020.
[4]	Other operating leases primarily consist of contracts regarding office spaces, cars and apartments as well as IT-related contracts. The leasing expense for 2018 amounts to USD 2.5m (2017: USD 2.3m) and is recognized under "Administrative expenses".